Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 10.3%
Entertainment 0.8%
Activision Blizzard, Inc.	36,886	2,161,520
Netflix, Inc.(a)	1,065	683,623
Walt Disney Co. (The)(a)	6,099	883,745
Total		3,728,888
Interactive Media & Services 7.5%
Alphabet, Inc., Class A(a)	7,705	21,866,405
Meta Platforms, Inc., Class A(a)	36,353	11,795,094
Total		33,661,499
Media 2.0%
Charter Communications, Inc., Class A(a)	3,175	2,051,939
Comcast Corp., Class A	18,103	904,788
Interpublic Group of Companies, Inc. (The)	88,002	2,920,787
Omnicom Group, Inc.	45,568	3,067,182
Total		8,944,696
Total Communication Services		46,335,083
Consumer Discretionary 12.7%
Automobiles 1.7%
Tesla Motors, Inc.(a)	6,488	7,427,203
Distributors 1.1%
Genuine Parts Co.	19,556	2,498,083
LKQ Corp.	39,300	2,196,870
Total		4,694,953
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	20,524	2,831,286
McDonald’s Corp.	6,300	1,540,980
Starbucks Corp.	14,563	1,596,687
Total		5,968,953
Household Durables 1.7%
Lennar Corp., Class A	29,912	3,142,256
NVR, Inc.(a)	285	1,489,222
PulteGroup, Inc.	61,067	3,055,182
Total		7,686,660
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.(a)	4,361	15,294,332
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.0%
AutoZone, Inc.(a)	1,479	2,687,447
Home Depot, Inc. (The)	6,099	2,443,320
O’Reilly Automotive, Inc.(a)	4,185	2,670,700
Ulta Beauty, Inc.(a)	2,950	1,132,652
Total		8,934,119
Textiles, Apparel & Luxury Goods 1.5%
Hanesbrands, Inc.	128,799	2,080,104
Tapestry, Inc.	58,799	2,359,016
Under Armour, Inc., Class A(a)	93,451	2,204,509
Total		6,643,629
Total Consumer Discretionary		56,649,849
Consumer Staples 5.7%
Beverages 1.1%
Coca-Cola Co. (The)	98,224	5,151,849
Food & Staples Retailing 0.5%
Kroger Co. (The)	25,194	1,046,307
Walmart, Inc.	9,778	1,375,080
Total		2,421,387
Food Products 0.8%
Tyson Foods, Inc., Class A	42,791	3,378,777
Household Products 1.6%
Procter & Gamble Co. (The)	48,793	7,054,492
Tobacco 1.7%
Altria Group, Inc.	79,676	3,397,385
Philip Morris International, Inc.	48,696	4,184,934
Total		7,582,319
Total Consumer Staples		25,588,824
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
ConocoPhillips Co.	46,400	3,254,032
EOG Resources, Inc.	20,904	1,818,648
Exxon Mobil Corp.	93,228	5,578,764
Total		10,651,444
Total Energy		10,651,444
Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.2%
Banks 2.7%
Bank of America Corp.	23,693	1,053,628
Citigroup, Inc.	39,498	2,516,023
JPMorgan Chase & Co.	18,244	2,897,694
Wells Fargo & Co.	103,242	4,932,903
Zions Bancorp	11,523	726,871
Total		12,127,119
Capital Markets 2.5%
Goldman Sachs Group, Inc. (The)	11,350	4,324,237
Morgan Stanley	35,667	3,381,945
T. Rowe Price Group, Inc.	17,716	3,542,314
Total		11,248,496
Consumer Finance 1.4%
Capital One Financial Corp.	23,137	3,251,443
Discover Financial Services	27,164	2,929,637
Total		6,181,080
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B(a)	10,886	3,012,047
Insurance 2.9%
Allstate Corp. (The)	21,671	2,356,071
Aon PLC, Class A	4,493	1,328,895
Marsh & McLennan Companies, Inc.	24,279	3,982,241
MetLife, Inc.	56,506	3,314,642
Prudential Financial, Inc.	21,592	2,207,998
Total		13,189,847
Total Financials		45,758,589
Health Care 12.7%
Biotechnology 1.9%
AbbVie, Inc.	31,728	3,657,604
Amgen, Inc.	3,810	757,733
Gilead Sciences, Inc.	11,133	767,398
Regeneron Pharmaceuticals, Inc.(a)	2,235	1,422,644
Vertex Pharmaceuticals, Inc.(a)	11,025	2,061,013
Total		8,666,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	43,469	5,467,096
Baxter International, Inc.	40,692	3,034,403
Becton Dickinson and Co.	14,664	3,477,421
Total		11,978,920
Health Care Providers & Services 2.1%
CVS Health Corp.	44,227	3,938,857
McKesson Corp.	16,554	3,588,245
UnitedHealth Group, Inc.	4,211	1,870,610
Total		9,397,712
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	4,299	648,719
IQVIA Holdings, Inc.(a)	14,134	3,662,543
Total		4,311,262
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	75,678	4,058,611
Eli Lilly & Co.	5,417	1,343,633
Johnson & Johnson	48,502	7,562,917
Merck & Co., Inc.	41,654	3,120,301
Pfizer, Inc.	122,492	6,581,495
Total		22,666,957
Total Health Care		57,021,243
Industrials 8.0%
Aerospace & Defense 1.4%
General Dynamics Corp.	17,143	3,239,513
Textron, Inc.	42,597	3,015,867
Total		6,255,380
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	20,557	4,077,892
Airlines 0.2%
Southwest Airlines Co.(a)	15,526	689,354
Building Products 1.4%
Allegion PLC	21,175	2,618,077
Johnson Controls International PLC	50,729	3,792,500
Total		6,410,577

2	Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.7%
Cintas Corp.	2,584	1,090,939
Republic Services, Inc.	16,984	2,246,304
Total		3,337,243
Electrical Equipment 0.7%
Emerson Electric Co.	36,595	3,214,505
Industrial Conglomerates 0.7%
Roper Technologies, Inc.	6,800	3,156,220
Machinery 0.6%
Snap-On, Inc.	12,877	2,651,503
Road & Rail 1.4%
Norfolk Southern Corp.	7,678	2,036,743
Union Pacific Corp.	17,462	4,114,746
Total		6,151,489
Total Industrials		35,944,163
Information Technology 29.2%
Communications Equipment 1.2%
Cisco Systems, Inc.	101,942	5,590,499
IT Services 3.0%
Accenture PLC, Class A	10,033	3,585,794
Fidelity National Information Services, Inc.	30,130	3,148,585
Gartner, Inc.(a)	3,142	981,090
MasterCard, Inc., Class A	2,808	884,295
VeriSign, Inc.(a)	13,457	3,228,469
Visa, Inc., Class A	8,035	1,556,942
Total		13,385,175
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc.(a)	33,437	5,295,418
Broadcom, Inc.	4,456	2,467,198
Intel Corp.	20,957	1,031,084
Lam Research Corp.	5,957	4,049,867
NVIDIA Corp.	20,642	6,744,980
QUALCOMM, Inc.	30,968	5,591,582
Teradyne, Inc.	11,100	1,696,857
Total		26,876,986
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.5%
Adobe, Inc.(a)	9,951	6,665,677
Autodesk, Inc.(a)	12,406	3,153,481
Cadence Design Systems, Inc.(a)	12,047	2,137,861
Fortinet, Inc.(a)	10,165	3,375,898
Intuit, Inc.	7,475	4,875,943
Microsoft Corp.(b)	94,441	31,221,250
Total		51,430,110
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	198,440	32,802,132
HP, Inc.	25,752	908,530
Total		33,710,662
Total Information Technology		130,993,432
Materials 2.2%
Chemicals 0.9%
Dow, Inc.	51,697	2,839,716
LyondellBasell Industries NV, Class A	12,700	1,106,551
Total		3,946,267
Containers & Packaging 0.6%
International Paper Co.	53,828	2,450,251
Metals & Mining 0.7%
Nucor Corp.	30,550	3,246,243
Total Materials		9,642,761
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
Iron Mountain, Inc.	67,091	3,048,615
Public Storage	3,606	1,180,532
Simon Property Group, Inc.	23,245	3,552,766
Weyerhaeuser Co.	92,261	3,469,936
Total		11,251,849
Total Real Estate		11,251,849
Utilities 2.2%
Electric Utilities 1.6%
Evergy, Inc.	45,974	2,910,154
FirstEnergy Corp.	40,668	1,531,557
NRG Energy, Inc.	74,835	2,695,557
Total		7,137,268

Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)	123,435	2,885,910
Total Utilities		10,023,178
Total Common Stocks (Cost $266,577,884)		439,860,415

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(c),(d)	2,460,580	2,460,334
Total Money Market Funds (Cost $2,460,198)		2,460,334
Total Investments in Securities (Cost: $269,038,082)		442,320,749
Other Assets & Liabilities, Net		5,983,319
Net Assets		448,304,068
At November 30, 2021, securities and/or cash totaling $357,037 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	17	12/2021	USD	3,881,313	165,055	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	7,860,589	48,327,382	(53,727,384)	(253)	2,460,334	253	3,102	2,460,580
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Large Cap Enhanced Core Fund | Third Quarter Report 2021

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3QT173_02_M01_(01/22)